Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Dec. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation, remainder of fiscal 2017				$ 153,813,000
Purchase obligation for fiscal 2017	$ 72,751,000
Purchase obligation for fiscal 2018	1,685,000			1,823,000
Purchase obligations thereafter	1,175,000			1,193,000
Total rental expense on all operating leases	11,934,000	$ 11,721,000	$ 12,659,000
Loss Contingencies [Line Items]
Product liability	1,550,000	2,700,000		1,550,000
Unasserted Claim
Loss Contingencies [Line Items]
Non-product legal liabilities	1,778,000			1,399,000
Special Products Claims and Other Product Liabilities | Minimum
Loss Contingencies [Line Items]
Probable losses	3,000,000			3,000,000
Special Products Claims and Other Product Liabilities | Maximum
Loss Contingencies [Line Items]
Probable losses	10,000,000			10,000,000
Special Products Claims
Loss Contingencies [Line Items]
Product liability	3,273,000	2,783,000		3,424,000
Other Product Liability
Loss Contingencies [Line Items]
Product liability	$ 1,678,000	$ 2,666,000		$ 1,794,000